Cover	May 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2020
Entity File Number	1-36486
Entity Registrant Name	CDK Global, Inc.
Entity Central Index Key	0001609702
Entity Tax Identification Number	46-5743146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1950 Hassell Road
Entity Address, City or Town	Hoffman Estates
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60169
City Area Code	847
Local Phone Number	397-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	CDK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false